Share-based compensation - IPO Related One-Time Award Package (Details)	Jan. 20, 2021 Options person item $ / shares shares
Share Options (Alignment Grant)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage	25.00%
Number of shares per option | shares	1
Exercisable term	10 years
Number of different tranches | item	3
Number granted | Options	6,478,761
Number of key management members | person	21
Weighted average share price | $ / shares	$ 31
Phantom Shares (Restoration Grant)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares per option | shares	1
Exercisable term	10 years
Number granted | Options	1,875,677
Number of key management members | person	21
Percentage of granted phantom shares that can be transferred after conversion at any time after the second anniversary of the grant date	25.00%
Percentage of granted phantom shares that can be transferred after conversion if certain conditions are met or at the fourth anniversary	75.00%
Weighted average share price | $ / shares	$ 31